Consolidated companies as of December 31, 2017	12 Months Ended
Dec. 31, 2017
Consolidated companies as of December 31, 2017
Consolidated companies as of December 31, 2017

31. Consolidated companies as of December 31, 2017

		Year ended December 31,
		2017		2016	2015
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2017 vs 2016)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG in liquidation	Switzerland	100%		100%	100%
BioFocus DPI LLC	United States	0%		0%	100%
Discovery Partners International GmbH	Germany	0%	(100%)	100%	100%
Fidelta d.o.o.	Croatia	100%		100%	100%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%	100%	0%	0%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos SASU	France	100%		100%	100%
Galapagos, Inc. (formerly BioFocus, Inc.)	United States	100%		100%	100%
Xenometrix, Inc.	United States	100%		100%	100%

BioFocus DPI LLC and Discovery Partners International GmbH were voluntarily cancelled in 2016 and 2017 respectively. In the fourth quarter of 2017 we incorporated a new legal entity in Basel, Switzerland: Galapagos GmbH.

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.